Summary of Significant Accounting Policies - Payroll Tax Credit (Details) € in Millions, $ in Millions	1 Months Ended				12 Months Ended
	Jul. 31, 2015 USD ($)	Jul. 31, 2015 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Multiplier for payroll tax credits					2.5
Percentage of eligible wages for tax credit						6.00%	4.00%
Payment period					3 years
Net proceeds from sale of tax credits	$ 132.8	€ 120.1	$ 104.0	€ 75.8